NOTE 16 – SUBSEQUENT EVENTS		6 Months Ended
	Sep. 08, 2026	Jun. 30, 2026
Subsequent Events [Abstract]
NOTE 16 – SUBSEQUENT EVENTS

NOTE 17 – SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before the consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred after December 31, 2025, up to March 24, 2026, the date the December 31, 2025 financial statements were available to be issued.

Issuance of Convertible Note

On January 7, 2026, the Company issued a $150,000 convertible promissory note to Vista Capital Investment, LLC bearing interest at 12% per annum and maturing on January 7, 2027. The note is convertible into shares of the Company’s common stock, beginning six months after the issuance date. The conversion price is variable and is set at a significant discount to the market price, equal to 60% of the Company’s lowest trading price during the 15 trading days preceding the conversion date. The variable conversion feature, which results in a variable number of shares upon settlement, represents an embedded derivative that is not clearly and closely related to the host debt instrument. In accordance with ASC 815, Derivatives and Hedging, this embedded derivative was required to be bifurcated and accounted for separately at fair value.

The total gross proceeds from the note were $110,000. However, the Company received net cash proceeds of $95,000, after deductions of $5,000 of the underwriter commission, and $10,000 of original issue discount.

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No other material events or transactions have occurred during this subsequent event reporting period that required recognition or disclosure in the financial statements

NOTE 16 – SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before the unaudited condensed consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred after June 30, 2026, up to August 31, 2026 that the unaudited condensed consolidated financial statements were available to be issued.

Conversion of Convertible Note — Vista Capital Investments, LLC

On June 30, 2026, the Company delivered notice to Vista Capital Investments, LLC ("Vista") of its intention to repay in full the outstanding balance of its convertible note originally issued on January 7, 2026. Vista declined the cash repayment and instead elected to exercise its unilateral right to convert the note into common stock. On July 6, 2026, Vista delivered a notice of conversion for $123,200 of outstanding principal and accrued interest at a conversion price of $4.326 per share, and on July 9, 2026 the Company issued 28,479 shares of its common stock upon conversion. Following the conversion, the outstanding balance of the note was reduced to $0. As the conversion occurred after June 30, 2026, the shares issued are not included in the Company's common shares outstanding as of that date.

Related Party Promissory Note

On July 6, 2026, the Company entered into a promissory note with Taurus Financial Partners, LLC, a related party, where it received $370,008.35 in proceeds. This promissory note bears interest at a rate of 8% per annum with a maturity date of July 6, 2027.

Labry’s Fund II Convertible Note

On July 22, 2026, the Company issued a $245,300 convertible promissory note to Labrys Fund II, LP bearing interest at 6% per annum and maturing on July 22, 2027. The note is convertible into shares of the Company’s common stock, beginning six months after the issuance date. The conversion price is variable and is set at a significant discount to the market price, equal to 60% of the Company’s lowest trading price during the 15 trading days preceding the conversion date.

The purchase price of the note was $223,000. After the deduction of original issuer discount (OID) fees, legal fees, due diligence fees, and placement agent commissions, the Company received net proceeds of $198,160.

Share Issuances to Consultant

On July 31, 2026, the Company issued an aggregate of 8,544 shares of common stock to an independent consultant. These shares were valued at $60,984, or about $7.14 per share.

As of August 19, 2026, the Company had 17,129,717 shares of common stock issued and outstanding.

Permanent Subsidiary and Earnout Election — AI UltraProd

On August 13, 2026, the Company entered into a Permanent Subsidiary and Earnout Election Agreement with AI UltraProd, Inc., Aiultraprod Group Limited, AIUP Holding Limited, and Zhejiang Jizhu Technology Co., Ltd., pursuant to which the parties unanimously elected to forgo the previously contemplated spin-off of the AI UltraProd business and to retain it as a permanent subsidiary of the Company. In connection with the election, the Company exercised the "No Spin-Off Earnout" under the Acquisition and Stock Purchase Agreement dated June 23, 2025 and issued 357 shares of its Series A Preferred Stock to AIUP Holding Limited in settlement of the contingent consideration established at the acquisition date. The contingent consideration had been recognized at the acquisition date at its fair value of $1,652,910 and classified within equity; accordingly, the issuance settles that equity-classified contingent consideration within equity and does not result in any additional purchase consideration, remeasurement through earnings, or goodwill. Upon issuance, the Acquisition and Stock Purchase Agreement and the related Incubation Operating Agreement automatically terminated in accordance with their terms, except for provisions that expressly survive.

As of August 31, 2026, the Company had 20,082 shares of Series A Preferred Stock issued and outstanding.

The Company evaluated subsequent events through the date these financial statements were issued and concluded that, other than the matters noted above, there were no additional events requiring recognition or disclosure.